INTANGIBLE ASSETS AND GOODWILL (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	$ 1,464,528	$ 2,705,716
Amortisation expense allocated to inventory	47,160	119,310
Impairment loss on goodwill		22,375,225
Proceeds on sale of intangible assets	100,000
Branding
Disclosure of detailed information about intangible assets [line items]
Disposals	100,000
Proceeds on sale of intangible assets	100,000
Cost
Disclosure of detailed information about intangible assets [line items]
Classified as held for sale	400,008
Impairment loss of intangible assets		1,536,260
Cost | Branding
Disclosure of detailed information about intangible assets [line items]
Disposals	117,747
Classified as held for sale	0
Impairment loss of intangible assets		391,759
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Classified as held for sale	(217,872)
Accumulated Amortization | Branding
Disclosure of detailed information about intangible assets [line items]
Disposals	17,737
Classified as held for sale	$ 0
Oregon CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss on goodwill		22,375,225
Impairment loss of intangible assets		$ 1,536,260